Information by operating segment (Tables)	12 Months Ended
Dec. 31, 2022
Information By Operating Segment
Schedule of income by operating segment

Consolidated Statement of Income by operating segment - 2021 Reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses		Total

					Eliminations
Net income (loss) for the year disclosed in 2021	23,350	5,746	(109)	(7,291)	(1,710)	19,986
Changes in the measurement	(29)	(121)	(13)	163	−	−
Net income (loss) for the year reclassified - 2021	23,321	5,625	(122)	(7,128)	(1,710)	19,986

Consolidated Statement of Income by operating segment - 2020 Reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses		Total

					Eliminations
Net income (loss) for the year disclosed in 2020	4,471	77	894	(4,898)	404	948
Changes in the measurement	40	64	2	(106)	−	−
Net income (loss) for the year reclassified - 2020	4,511	141	896	(5,004)	404	948

Consolidated assets by operating segment - 2021 Reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses		Total

					Eliminations
Consolidated assets disclosed - 12.31.2021	113,146	34,388	10,589	21,898	(5,673)	174,348
Changes in the measurement	(3,671)	(3,782)	(2,809)	9,020	1,242	−
Consolidated assets reclassified - 12.31.2021	109,475	30,606	7,780	30,918	(4,431)	174,348

Consolidated Statement of Income by operating segment

Consolidated Statement of Income by operating segment
2022
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total
Sales revenues	77,890	113,531	15,068	511	(82,526)	124,474
Intersegments	76,579	1,950	3,991	6	(82,526)	−
Third parties	1,311	111,581	11,077	505	-	124,474
Cost of sales	(30,465)	(99,154)	(10,518)	(522)	81,173	(59,486)
Gross profit (loss)	47,425	14,377	4,550	(11)	(1,353)	64,988
Income (expenses)	907	(3,132)	(2,965)	(2,671)	(13)	(7,874)
Selling expenses	(22)	(1,841)	(2,979)	(76)	(13)	(4,931)
General and administrative expenses	(46)	(275)	(62)	(949)	-	(1,332)
Exploration costs	(887)	-	-	-	-	(887)
Research and development expenses	(678)	(6)	(5)	(103)	-	(792)
Other taxes	(79)	(31)	(44)	(285)	-	(439)
Impairment (losses) reversals	(1,218)	(97)	1	(1)	-	(1,315)
Other income and expenses, net	3,837	(882)	124	(1,257)	-	1,822
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	48,332	11,245	1,585	(2,682)	(1,366)	57,114
Net finance expense	-	-	-	(3,840)	-	(3,840)
Results of equity-accounted investments	170	3	83	(5)	-	251
Net income / (loss) before income taxes	48,502	11,248	1,668	(6,527)	(1,366)	53,525
Income taxes	(16,433)	(3,822)	(540)	3,559	466	(16,770)
Net income (loss) for the year	32,069	7,426	1,128	(2,968)	(900)	36,755
Attributable to:
Shareholders of Petrobras	32,073	7,426	1,038	(3,014)	(900)	36,623
Non-controlling interests	(4)	-	90	46	-	132

2021 - Reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total
Sales revenues	55,584	74,524	12,051	504	(58,697)	83,966
Intersegments	54,479	1,416	2,564	238	(58,697)	−
Third parties	1,105	73,108	9,487	266	-	83,966
Cost of sales	(23,673)	(65,620)	(9,494)	(503)	56,126	(43,164)
Gross profit (loss)	31,911	8,904	2,557	1	(2,571)	40,802
Income (expenses)	3,240	(1,805)	(2,890)	(1,741)	(22)	(3,218)
Selling expenses	-	(1,539)	(2,668)	-	(22)	(4,229)
General and administrative expenses	(152)	(245)	(73)	(706)	-	(1,176)
Exploration costs	(687)	-	-	-	-	(687)
Research and development expenses	(415)	(11)	(25)	(112)	-	(563)
Other taxes	(192)	(122)	(38)	(54)	-	(406)
Impairment (losses) reversals	3,107	289	(208)	2	-	3,190
Other income and expenses, net	1,579	(177)	122	(871)	-	653
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	35,151	7,099	(333)	(1,740)	(2,593)	37,584
Net finance expense	-	-	-	(10,966)	-	(10,966)
Results of equity-accounted investments	119	941	98	449	-	1,607
Net income / (loss) before income taxes	35,270	8,040	(235)	(12,257)	(2,593)	28,225
Income taxes	(11,949)	(2,415)	113	5,129	883	(8,239)
Net income (loss) for the year	23,321	5,625	(122)	(7,128)	(1,710)	19,986
Attributable to:
Shareholders of Petrobras	23,324	5,625	(219)	(7,145)	(1,710)	19,875
Non-controlling interests	(3)	-	97	17	-	111

	2020 - Reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total

Sales revenues	34,395	47,782	7,725	876	(37,095)	53,683
Intersegments	33,524	865	2,455	251	(37,095)	−
Third parties	871	46,917	5,270	625	-	53,683
Cost of sales	(18,098)	(44,011)	(3,985)	(832)	37,731	(29,195)
Gross profit (loss)	16,297	3,771	3,740	44	636	24,488
Income (expenses)	(9,187)	(2,895)	(2,575)	256	(24)	(14,425)
Selling expenses	-	(2,522)	(2,318)	(20)	(24)	(4,884)
General and administrative expenses	(155)	(271)	(85)	(579)	-	(1,090)
Exploration costs	(803)	-	-	-	-	(803)
Research and development expenses	(232)	(11)	(10)	(102)	-	(355)
Other taxes	(478)	(137)	(31)	(306)	-	(952)
Impairment (losses) reversals	(7,364)	164	36	(175)	-	(7,339)
Other income and expenses, net	(155)	(118)	(167)	1,438	-	998
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,110	876	1,165	300	612	10,063
Net finance expense	-	-	-	(9,630)	-	(9,630)
Results of equity-accounted investments	(181)	(437)	128	(169)	-	(659)
Net income / (loss) before income taxes	6,929	439	1,293	(9,499)	612	(226)
Income taxes	(2,418)	(298)	(397)	4,495	(208)	1,174
Net income (loss) for the year	4,511	141	896	(5,004)	404	948
Attributable to:
Shareholders of Petrobras	4,515	175	823	(4,776)	404	1,141
Non-controlling interests	(4)	(34)	73	(228)	-	(193)

Schedule of depreciation, depletion and amortization

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Total

2022	10,415	2,248	448	107	13,218
2021	9,005	2,167	430	93	11,695
2020	8,661	2,114	473	197	11,445

Schedule of assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 12.31.2022

Current assets	5,224	12,035	391	18,864	(5,264)	31,250
Non-current assets	111,110	22,396	7,193	15,242	−	155,941
Long-term receivables	6,351	1,811	94	12,964	−	21,220
Investments	379	977	173	37	−	1,566
Property, plant and equipment	101,875	19,496	6,851	1,947	−	130,169
Operating assets	92,087	16,851	4,808	1,585	−	115,331
Under construction	9,788	2,645	2,043	362	−	14,838
Intangible assets	2,505	112	75	294	−	2,986
Total Assets	116,334	34,431	7,584	34,106	(5,264)	187,191

Consolidated assets by operating segment - 12.31.2021 - Reclassified

Current assets	3,770	9,632	1,256	19,922	(4,431)	30,149
Non-current assets	105,705	20,974	6,524	10,996	−	144,199
Long-term receivables	3,635	1,489	95	9,115	−	14,334
Investments	393	970	119	28	−	1,510
Property, plant and equipment	99,033	18,419	6,241	1,637	−	125,330
Operating assets	87,210	16,086	3,739	1,373	−	108,408
Under construction	11,823	2,333	2,502	264	−	16,922
Intangible assets	2,644	96	69	216	−	3,025
Total Assets	109,475	30,606	7,780	30,918	(4,431)	174,348